Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash Flows From Operating Activities
Net income	$ 1,041,418	$ 948,784	$ 1,155,492
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	214,965	213,722	210,508
Amortization	121,737	121,902	111,421
Goodwill and Intangible Asset Impairment	188,870	0	0
Stock incentive plan compensation	103,161	84,996	80,935
Deferred income taxes	(74,139)	(1,368)	(56,452)
Foreign currency transaction loss (gain)	5,398	19,497	4,300
(Gain) loss on disposal of assets	2,997	2,746	(2,494)
Gain (Loss) on Sale of Business	0	(14,637)	0
Deconsolidation, Gain (Loss), Amount	(412,612)	0	0
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(99,144)	(21,206)	(91,091)
Inventories	(3,816)	98,518	(28,333)
Prepaid expenses	58,117	(47,451)	(26,981)
Other assets	(79,158)	(16,007)	(6,578)
Accounts payable, trade	92,927	(66,082)	59,692
Accrued payrolls and other compensation	20,840	(45,771)	16,003
Accrued domestic and foreign taxes	86,745	(17,054)	(70,302)
Other accrued liabilities	(23,480)	(62,728)	33,512
Pensions and other postretirement benefits	99,569	(16,691)	123,944
Other liabilities	43,498	9,765	16,809
Net cash provided by operating activities	1,387,893	1,190,935	1,530,385
Cash Flows From Investing Activities
Acquisitions (less cash acquired)	(17,593)	(621,144)	(156,256)
Capital expenditures	(216,340)	(265,896)	(218,817)
Proceeds from disposal of assets	14,368	25,047	20,404
Proceeds from Divestiture of Businesses	0	73,515	0
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	202,498	0	0
Payments to Acquire Investments	(624,880)	0	0
Other	(4,454)	(21,367)	(21,099)
Net cash (used in) investing activities	(646,401)	(809,845)	(375,768)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	8,013	32,204	10,599
(Payments for) common shares	(204,043)	(258,007)	(456,969)
Tax benefit from stock incentive plan compensation	33,732	66,030	16,107
Acquisition of noncontrolling interests	0	(1,091)	(147,441)
(Payments for) notes payable, net	(515,387)	1,319,524	(1,961)
Proceeds from long-term borrowings	748	3,768	73,556
(Payments for) long-term borrowings	(2,934)	(331,245)	(76,757)
Dividends paid	(278,244)	(255,009)	(240,654)
Net cash (used in) financing activities	(958,115)	576,174	(823,520)
Effect of exchange rate changes on cash	48,766	(14,169)	(150,246)
Net increase in cash and cash equivalents	(167,857)	943,095	180,851
Cash and cash equivalents at beginning of year	1,781,412	838,317	657,466
Cash and cash equivalents at end of year	1,613,555	1,781,412	838,317
Cash paid during the year for:
Interest	77,144	88,084	91,677
Income taxes	$ 472,369	$ 311,988	$ 494,378